Note 11 - Commitments and Contingencies (Details Textual) - USD ($)	Jun. 30, 2018	Dec. 31, 2017
Operating Leases Monthly Rent	$ 6,000	$ 6,000
Lessee, Finance Lease, Term of Contract	5 years
Operating Leases, Future Minimum Payments Due, Total	$ 442,997
Operating Leases, Future Minimum Payments, Remainder of Fiscal Year	53,766
Operating Leases, Future Minimum Payments, Due in Two Years	163,998
Operating Leases, Future Minimum Payments, Due in Three Years	277,518
Operating Leases, Future Minimum Payments, Due in Four Years	394,452
Operating Leases, Future Minimum Payments, Due in Five Years	$ 423,828